VARIABLE INTEREST ENTITIES	12 Months Ended
Dec. 31, 2011
VARIABLE INTEREST ENTITIES
VARIABLE INTEREST ENTITIES

25. VARIABLE INTEREST ENTITIES

        To comply with PRC laws and regulations, the Company conducts certain business in the PRC through its VIEs. On September 6, 2010, the Company established two entities in Beijing, China, Beijing Rongzhong Xingye Investment Management Company Ltd., and Beijing Huaxing Tianye Investment Management Company Ltd which are VIEs consolidated by the Company ("VIEs"). On January 25, 2011, the Company, through its VIEs, acquired a company based in Beijing with a license to offer mortgage credit loans with properties as collateral.

        The Group adopted the US GAAP guidance on consolidating VIEs which require certain VIEs to be consolidated by the primary beneficiary of the entity. Management evaluated the relationships among MMC BJ, the VIEs, and their shareholders and concluded that MMC BJ is the primary beneficiary of the VIEs as MMC BJ is entitled to substantially all the economic risks and rewards of the VIEs, and has the power to direct the activities that most significantly impact the VIEs. As a result, these VIEs' results of operations, assets and liabilities have been included in the Group's consolidated financial statements.

        On November 24, 2010, the Company established Beijing Longhe Weiye Real Estate Brokerage Co., Ltd. to expand the Group's real estate brokerage service in Beijing.

        As of December 31, 2011, the total assets of the consolidated VIEs were RMB45.9 million, mainly comprising investment in associates and prepaid expenses and other current assets. As of December 31, 2011, the total liabilities of the consolidated VIEs were RMB 40,000 , mainly comprising accrued expenses and other current liabilities. There are no VIEs where the Company has a variable interest but is not the primary beneficiary.

        For the years ended December 31, 2011 and 2010, the net loss of the consolidated VIEs was RMB1.7 million and RMB0.3 million, respectively. All intercompany transactions and balances were eliminated upon consolidation.

        For the year ended December 31, 2010, the consolidated net cash used in operating activities amounted to RMB40.0 million. For the year ended December 31, 2011, the consolidated net cash provided by operating activities amounted to RMB38.3 million (US$6.1 million). Net cash used in investing activities for fiscal years 2010 and 2011 amounted to nil and RMB 40.5 million (US$6.4 million), respectively. Net cash provided by financing activities for fiscal years 2010 and 2011 amounted to RMB 42.5 million and nil, respectively.

        The consolidated VIEs are directly owned by certain executive officer and employees of the Group. Capital for these VIEs was funded by the Group through loans provided to those executive officer and employees, and was initially recorded as loans to related parties. These loans are eliminated for accounting purposes against the capital of the VIEs upon consolidation.

        Under contractual agreements with the Group, those executive officer and employees of the Group who are shareholders of the VIEs are required to transfer their ownership in these entities to the Group, if permitted by PRC laws and regulations, or, if not so permitted, to designees of the Group at any time to repay the loans outstanding. The VIEs conferred an exclusive and irrevocable right to the Company that the Company can purchase all or part of the shares of the acquired company at a price of RMB1.0 at its own discretion under the Chinese law. Those executive officer and employees of the Group who are shareholders of the VIEs have pledged their shares in the VIEs as collateral for the loans. As of December 31, 2011, the aggregate amount of these loans was RMB47.5 million.

        As all the consolidated VIEs are incorporated as limited liability companies under the PRC Company Law, creditors of the VIEs do not have recourse to the general credit of the Company for any of the liabilities of the consolidated VIEs. Currently there is no contractual arrangement that could require the Company to provide additional financial support to the consolidated VIEs. As the Company will conduct certain business in the PRC through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.